COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be subject to litigation and claims arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings and the Company is not aware of any pending or threatened legal proceeding against the Company that we believe could have a material adverse effect on our business, operating results, cash flows or financial condition.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure on the December 31, 2024 and June 30, 2024 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024

(Unaudited)

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “UK University”), whereby the Company and the UK University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the UK University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property, while agreeing to pay royalties of 2% of net revenues to the UK University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. Additionally, in exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On October 1, 2020, the Company entered into another two-year collaboration agreement with the University to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD), which were paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University agreed to hire and train a doctoral student for this project and the Company agreed to pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On July 27, 2022, the Company entered into a two-year research agreement with the University to provide certain research and experiment services to the Company. One of the Company’s Scientific Advisory Board is the lead joint researcher of the University. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 1% of net revenues each to two members of the Scientific Advisory Board. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution (paid in August 2022),

- 8,000 Euros ($8,091 USD) in September 2022 (unpaid),

- 7,000 Euros ($7,080 USD) in December 2022 (unpaid),

- 10,000 Euros ($10,114 USD) in March 2023 (unpaid), and

- 10,000 Euros ($10,114 USD) in July 2023 (unpaid).

The commencement date for the experiments was on September 1, 2022, and the estimated length of time for completion was 24 months.

As of December 31, 2024 and June 30, 2024, the Company has $48,429 and $47,531, respectively, balance due to the University for unreimbursed lab fees, which are included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets. As of December 31, 2024 and June 30, 2024, there are no royalty fees owed to the University.

Consulting Agreement

On May 4, 2024, the Company entered into an Engagement Agreement (the “Agreement”) with EF Hutton LLC (the “Consultant”) which will act as an exclusive lead underwriter, financial advisor, placement agent and investment banker of the Company, whereby the Consultant will assist the Company to a public offering and uplisting of the Company’s equity, debt or equity derivative instruments (“Offering”). The engagement period shall end on the earlier of i) 12 months from the date of this agreement or ii) the final closing if any of the Offering. The Consultant will prepare an Underwriting Agreement (the “Underwriting Agreement”) covering the sale of up to $15 million of equity, equity derivatives, and equity linked instruments of the Company. The Company shall pay compensation for:

(a) Financing Fees:

(i) For private equity and equity-linked placements, pay the Consultant a cash fee of eight percent (8.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates; and

(ii) For debt placements, pay the Consultant a cash fee of six percent (6.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates.

(iii) As additional compensation for EF Hutton’s services, the Company shall issue to the Consultant or its designees at the closing warrants (the “Warrants”) to purchase that number of shares of Common Stock equal to three percent (3.0%) of the aggregate proceeds sold in an offering. The Warrants will be exercisable at any time in whole or in part, during the five years (5) years from the effective date of the Offering at a price per share equal to the Offering price. The Warrants will provide for piggyback registration rights, Black Scholes change in control provisions and customary anti-dilution provisions and adjustments in the number and price of such warrants and the shares underlying such warrants resulting from corporate events which would include dividends, reorganizations, mergers, etc. and future issuance of Common Stock or Common Stock equivalents at prices or with exercise and/or conversion prices below the offering price as permitted under FINRA Rule 5110(f)(2)(G).

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024

(Unaudited)

Additionally, the Consultant shall be entitled to a cash fee equal to eight percent (8.0%) of the gross proceeds received by the Company from the sale of any equity, debt and/or equity derivative instruments to any investor introduced by the Consultant to the Company during the engagement period, in connection with any public or private financing or capital raise.

(b) Merger, acquisition or sale of stock or assets (the “M&A Transaction”) Fees: The M&A Transaction fees shall be payable to the Consultant in cash at the closing or closings of the M&A Transaction to which it relates and shall be equal to five percent (5.0%) of M&A Transaction consideration.

The Company will be responsible for and will pay all expenses relating to the Offering as defined in the Agreement. Additionally, the Company will provide an expense advance (the “Advance”) to the Consultant of $50,000, of which $25,000 was payable upon the execution of the Agreement and $25,000 of which is payable upon the initial filing of a registration statement. The Company paid $25,000 in May 2024 and accrued an additional $25,000 as of December 31, 2024 which were being recorded as deferred offering cost as of December 31, 2024. No payment was made during the six months ended December 31, 2024.

Operating Leases

On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd., a related party, (see Note 9) for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

ROU is summarized below:

	December 31, 2024 (Unaudited)	June 30, 2024
Office lease	$66,201	$66,201
Less: accumulated amortization	(59,624)	(48,402)
Right-of-use asset, net	$6,577	$17,799

Operating Lease liabilities are summarized below:

	December 31, 2024 (Unaudited)	June 30, 2024
Office lease	$66,201	$66,201
Reduction of lease liability	(58,903)	(46,839)
Less: office lease, current portion	(7,298)	(19,362)
Long term portion of lease liability	$-	$-

Remaining future minimum lease payments under non-cancelable operating lease at December 31, 2024 are as follows:

Fiscal Year 2025	$7,420
Imputed interest	(122)
Total operating lease liability	$7,298

The weighted average remaining lease term for the operating lease is 0.26 years as of December 31, 2024.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company may be subject to litigation and claims arising in the ordinary course of business. The Company is not currently a party to any material legal proceedings and the Company is not aware of any pending or threatened legal proceeding against the Company that we believe could have a material adverse effect on our business, operating results, cash flows or financial condition.

IRS Liability

As part of its requirement for having a foreign operating subsidiary, the Company is required to file an informational Form 5471 to the Internal Revenue Service (the “IRS”), which is a form that explains the nature of the relationship between the foreign subsidiary and the parent company. From 2012 through the 2014, the Company did not file this form in a timely manner. As a result of the non-timely filings, the Company incurred a penalty from the IRS in the amount of $10,000 per year, or $30,000 in total, plus accrued interest, such penalty and interest having been accrued and is included in the accrued expenses and other payable figure on the June 30, 2024 and 2023 consolidated balance sheets. The Company recorded the penalties for all three years during the year ended June 30, 2018. The Company is current on all subsequent filings.

Operating Agreements

In November 2009, the Company entered into a commercialization agreement with the University of Bath (UK) (the “UK University”), whereby the Company and the UK University co-owned the intellectual property relating to the Company’s pro-enzyme formulations. In June 2012, the Company and the UK University entered into an assignment and amendment whereby the Company assumed full ownership of the intellectual property, while agreeing to pay royalties of 2% of net revenues to the UK University. Additionally, the Company agreed to pay 5% of each and every license agreement subscribed for. The contract is cancellable at any time by either party. To date, no amounts are owed under the agreement.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

Collaboration Agreement

On September 13, 2018, the Company entered into a two-year collaboration agreement with the University of Jaén (the “University”) to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 52,000 Euros ($59,508 USD) in year one and a maximum of 40,000 Euros ($45,775 USD) in year two. Additionally, in exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On October 1, 2020, the Company entered into another two-year collaboration agreement with the University to provide certain research services to the Company. In consideration of such services, the Company agreed to pay the University approximately 30,000 Euros ($35,145 USD), which were paid in four installment payment of 5,000 Euros in November 2020, 5,000 Euros ($5,858) in March 2021, 10,000 Euros ($11,715) in December 2021 and 10,000 Euros ($11,715) in September 2022. Additionally, the University agreed to hire and train a doctoral student for this project and the Company agreed to pay the University 25,837 Euros ($30,268 USD). In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 2% of net revenues to the University.

On July 27, 2022, the Company entered into a two-year research agreement with the University to provide certain research and experiment services to the Company. One of the Company’s Scientific Advisory Board is the lead joint researcher of the University. In exchange for full ownership of the intellectual property, the Company agreed to pay royalties of 1% of net revenues each to two members of the Scientific Advisory Board. In consideration of such services, the Company agreed to pay the University approximately 53,200 Euros ($53,806 USD) payable as follows:

- 18,200 Euros ($18,407 USD) upon execution (paid in August 2022),

- 8,000 Euros ($8,091 USD) in September 2022 (unpaid),

- 7,000 Euros ($7,080 USD) in December 2022 (unpaid),

- 10,000 Euros ($10,114 USD) in March 2023 (unpaid), and

- 10,000 Euros ($10,114 USD) in July 2023 (unpaid).

The commencement date for the experiments was on September 1, 2022, and the estimated length of time for completion is 24 months.

As of June 30, 2024 and 2023, the Company has $47,531 and $18,056, respectively, balance due to the University for unreimbursed lab fees, which are included in accrued expenses and other liabilities in the accompanying consolidated balance sheets. As of June 30, 2024 and 2023, there are no royalty fees owed to the University.

Consulting Agreements

On July 1, 2022, the Company and a consultant agreed to extend the term of a consulting agreement from July 1, 2022 to June 30, 2023 to provide media-related services for a monthly fee of $50,000. In addition, the Company agreed to pay a stock fee equal to 9.9% of the outstanding common stock of the Company during the term of the agreement. The Company agreed to increase the consultant’s diluted holdings back to 9.9% and accrue the value of the common stock at each reporting period until June 30, 2023. All service fees are non-refundable. In November 2022, the Company and the consultant agreed to discontinue the monthly cash portion fee. On November 16, 2022, the Company issued 1 share of common stock to this consultant for services rendered from July 2022 to November 2022. Additionally, on June 30, 2023, the Board approved the issuance of 10 shares of the Company’s common stock to this consultant for services rendered from April 2023 to June 2023. The Company did not renew this agreement after the end of the term on June 30, 2023. Accordingly, the Company has $0 balance owed to such consultant as of June 30, 2024.

On May 4, 2024, the Company entered into an Engagement Agreement (the “Agreement”) with EF Hutton LLC (the “Consultant”) which will act as an exclusive lead underwriter, financial advisor, placement agent and investment banker of the Company, whereby the Consultant will assist the Company to a public offering and uplisting of the Company’s equity, debt or equity derivative instruments (“Offering”). The engagement period shall end on the earlier of i) 12 months from the date of this agreement or ii) the final closing if any of the Offering. The Consultant will prepare an Underwriting Agreement (the “Underwriting Agreement”) covering the sale of up to $15 million of equity, equity derivatives, and equity linked instruments of the Company. The Company shall pay compensation for:

(a) Financing Fees:

(i) For private equity and equity-linked placements, pay the Consultant a cash fee of eight percent (8.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates; and

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(ii) For debt placements, pay the Consultant a cash fee of six percent (6.0%) of the amount of capital raised, invested or committed, payable in cash at the closing or closings of the financing to which it relates.

(iii) As additional compensation for EF Hutton’s services, the Company shall issue to the Consultant or its designees at the closing warrants (the “Warrants”) to purchase that number of shares of Common Stock equal to three percent (3.0%) of the aggregate proceeds sold in an offering. The Warrants will be exercisable at any time in whole or in part, during the five years (5) years from the effective date of the Offering at a price per share equal to the Offering price. The Warrants will provide for piggyback registration rights, Black Scholes change in control provisions and customary anti-dilution provisions and adjustments in the number and price of such warrants and the shares underlying such warrants resulting from corporate events which would include dividends, reorganizations, mergers, etc. and future issuance of Common Stock or Common Stock equivalents at prices or with exercise and/or conversion prices below the offering price as permitted under FINRA Rule 5110(f)(2)(G).

Additionally, the Consultant shall be entitled to a cash fee equal to eight percent (8.0%) of the gross proceeds received by the Company from the sale of any equity, debt and/or equity derivative instruments to any investor introduced by the Consultant to the Company during the engagement period, in connection with any public or private financing or capital raise.

(b) Merger, acquisition or sale of stock or assets (the “M&A Transaction”) Fees: The M&A Transaction fees shall be payable to the Consultant in cash at the closing or closings of the M&A Transaction to which it relates and shall be equal to five percent (5.0%) of M&A Transaction consideration.

The Company will be responsible for and will pay all expenses relating to the Offering as defined in the Agreement. Additionally, the Company will provide an expense advance (the “Advance”) to the Consultant of $50,000, of which $25,000 was payable upon the execution of the Agreement and $25,000 of which is payable upon the initial filing of a registration statement. The Company paid $25,000 in May 2024 and has been recorded as deferred offering cost as of June 30, 2024.

Operating Leases – Related Party

On May 4, 2022, the Company entered in a three-year lease agreement with North Horizon Pty Ltd., a related party, for a monthly rent of $3,000 AUD or $2,176 USD (depending on exchange rate) per month plus taxes. On May 4, 2022, the Company recorded right-of-use assets $66,201 and total lease liabilities of $66,201 based on an incremental borrowing rate of 8%.

ROU is summarized below:

	June 30, 2024	June 30, 2023
Office lease	$66,201	$66,201
Less: accumulated amortization	(48,402)	(27,213)
Right-of-use asset, net	$17,799	$38,988

Operating Lease liabilities are summarized below:

	June 30, 2024	June 30, 2023
Office lease	$66,201	$66,201
Reduction of lease liability	(46,839)	(25,418)
Less: office lease, current portion	(19,362)	(21,505)
Long term portion of lease liability	$-	$19,278

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2024 are as follows:

Fiscal Year 2025	$20,079
Imputed interest	(717)
Total operating lease liability	$19,362

The weighted average remaining lease term for the operating lease is 0.76 years as of June 30, 2024.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023